Borrowings	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Borrowings

24. Borrowings

The following is the activity of the Company’s borrowings for the years ended December 31, 2021 and 2020, respectively (in USD thousands):

Borrowings
January 1, 2021	$3,330
Principal repayments	(3,167)
Transfer to deferred government grant income	39
Interest accrued	50
Interest paid	(170)
Currency translation differences	(82)
December 31, 2021	$—

January 1, 2020	$3,838
New borrowing proceeds	15,839
Principal repayments	(16,529)
Transfer to deferred government grant income	(163)
Interest accrued	513
Interest paid	(435)
Currency translation differences	267
Total	$3,330

$6.0 million (EUR 5.2 million) 9.75% loan

On June 18, 2018, the Company signed the Plain English Growth Capital Loan Agreement with TriplePoint. The Company issued a Plain English Growth Capital Promissory Note and received a loan of $6.0 million (EUR 5.2 million). The purpose of the loan was to finance the acquisition of IBS, a company based in France. The loan bore an annual interest of 9.75% (Prime Rate plus 4.75%), and the Company agreed to pay a terminal amount of $0.4 million (EUR 0.3 million) equal to 6.25% of this Promissory Note, on June 1, 2021 (end of term payment). This 3-year borrowing was payable in monthly installments with principal repayments starting as of January 1, 2019. The loan was subject to a number of general covenants. The interest expense was calculated by applying the effective interest rate method to the initial fair value of the loan and to the actual cash outflows resulting from the payment of interest and repayment of the principal. The loan was subsequently carried at amortized cost.

The loan was repaid early, on November 16, 2020, at an amount equivalent to the principal, plus both the interest accrued at the nominal amount up to the date of repayment and the terminal payment.

In addition, the Company agreed to pay to TriplePoint a success fee upon an initial public offering of the Company or a sale of the Company. The obligation to make this success fee payment has been accounted for as an embedded derivative. In September 2021, the Company paid the TriplePoint success fee.

COVID loans

During 2020, the Company took advantage of financing opportunities put in place by governments in jurisdictions where it has its affiliates in order to support businesses during the spread of the COVID-19 pandemic.

The following loans were granted:

•

On March 26, 2020, SOPHiA GENETICS SA was granted a $0.5 million (CHF 0.5 million) loan from Credit Suisse maturing on March 26, 2025. This loan carried an interest of 0% and was scheduled to be repaid in eight equal semi-annual installments starting on September 26, 2021. The Company repaid this loan early on March 26, 2021, using cash on hand.

•

On May 29, 2020, SOPHiA GENETICS SAS was granted a $1.6 million (EUR 1.4 million) loan from Credit Agricole Pyrénées Gascogne maturing on May 31, 2021. This loan carried an interest rate of 0% and was subject to a 0.25% state guarantee fee. It was repaid on maturity.

•

On May 29, 2020, SOPHiA GENETICS SA was granted a $1.0 million (CHF 1.0 million) loan from Credit Suisse maturing on January 31, 2021. This loan carried an interest rate of 1.175% and was repaid on maturity.

•

On June 3, 2020, SOPHiA GENETICS Inc. was granted a $0.8 million loan from Citizens Bank under the PPP maturing on June 3, 2022. This loan carried an interest of 1% and was scheduled to be repaid in twelve monthly installments starting from July 3, 2021. The loan agreement allowed for the Company to apply for loan forgiveness if the Company used the proceeds for payroll and/or rental obligations within the 8-week period after the disbursement of the loan.

For the PPP loan, the Company was confident from inception of the loan that it would meet the conditions for non-repayment of the loan and accounted for it as a government grant. The loan proceeds were recognized as a reduction in employee benefit expenses within selling and marketing costs in the 8-week period after disbursement of the loan.

The Company submitted an application for loan forgiveness in January 2021 and the loan including interest due was confirmed to be forgiven on February 24, 2021.

Credit Suisse loan

On April 1, 2021, the Company entered into a credit agreement (the “Credit Facility”) with Credit Suisse that provides for maximum borrowings of up to $3.3. million (EUR 2.7 million). Borrowings under the Credit Facility accrue interest at 3.95% per annum and are repayable in installations over 36 months. Borrowings under the Credit Facility can only be used to finance laboratory automation equipment for next generation sequencing (“NGS”) purposes. As of the date of these consolidated financial statements, the Company had no borrowings outstanding under the Credit Facility.

During the period since January 1, 2020, the Company has not been subject to any externally imposed capital requirements.